ACQUISITIONS (Details 14) (USD $) In Thousands, unless otherwise specified			2 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012 HiSoft Jinxin Contingent Consideration Payable Based on Financial Performance of 2012	Dec. 31, 2012 HiSoft Jinxin Contingent Consideration Payable Based on Financial Performance of 2013	Dec. 31, 2012 HiSoft Jinxin HiSoft Beijing	Oct. 01, 2012 HiSoft Jinxin HiSoft Beijing	Dec. 31, 2010 HiSoft Jinxin Third party individuals	Dec. 31, 2010 HiSoft Jinxin Third party individuals item	Dec. 31, 2010 HiSoft Jinxin HiSoft Beijing
Subsidiaries and variable interest entity
Number of third party individuals						5
Ownership interest acquired (as a percent)				40.00%	40.00%	40.00%	60.00%
Capital injected to incorporate new entity					$ 909		$ 1,364
Total consideration				12,938
Cash consideration paid			1,203
Potential consideration payable	$ 9,278	$ 2,457